OPERATING SEGMENTS - Information about Major Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of major customers [line items]
Revenue	$ 1,807.1	$ 1,815.4
Percentage of total metal sales	88.70%	91.90%
Revenue (Note 8)	$ 1,807.1	$ 1,815.4
Customer One
Disclosure of major customers [line items]
Revenue	588.6	504.5
Revenue (Note 8)	588.6	504.5
Customer Two
Disclosure of major customers [line items]
Revenue	538.7	346.0
Revenue (Note 8)	538.7	346.0
Customer Three
Disclosure of major customers [line items]
Revenue	258.7	297.6
Revenue (Note 8)	258.7	297.6
Customer Four
Disclosure of major customers [line items]
Revenue	216.4	287.4
Revenue (Note 8)	216.4	287.4
Customer Five
Disclosure of major customers [line items]
Revenue	0.0	233.5
Revenue (Note 8)	0.0	233.5
Total sales to customers exceeding 10% of annual metal sales
Disclosure of major customers [line items]
Revenue	1,602.4	1,669.0
Revenue (Note 8)	$ 1,602.4	$ 1,669.0